Payables - Summary of Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade and other payables	$ 1,727	$ 2,075
Interest payable	114	110
Payables	$ 1,841	$ 2,185
Interest free term (in days)	30 days